Commitments And Contingencies (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for maintenance and licence fees for equipment, period	15
Repairs and maintenance expense	$ 84,000,000	$ 78,000,000
Rental expense	153,000,000	183,000,000
Capital commitments	220,000,000
Guarantee instruments	5,000,000
Additional liability recorded as guarantees	$ 0
Minimum [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Indemnification period	2
Maximum [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Indemnification period	4
Discontinued Operations [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Rental expense		$ 26,000,000